Risk information - Contractual flows (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk information
Total financial assets	kr 357,401	kr 370,695
Financial liabilities	(330,373)	(339,457)
Liquidity risk
Risk information
Financial assets, cash flow	399,875	412,661
Financial assets, discounting effect	(42,474)	(41,966)
Total financial assets	357,401	370,695
Financial liabilities, cash flow	(376,299)	(382,159)
Financial liabilities, discounting effect	45,926	42,702
Financial liabilities	(330,373)	(339,457)
Liquidity surplus (+) / deficit (-)	kr 23,576	30,500
Liquidity risk | Minimum
Risk information
Maturity of cash flow in deficit (range one)	1 year
Maturity of cash flow in deficit (range two)	3 years
Liquidity risk | Maximum
Risk information
Maturity of cash flow in deficit (range one)	3 years
Maturity of cash flow in deficit (range two)	5 years
Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	kr 34,850	39,432
Financial liabilities, cash flow	(9,552)	(21,445)
Committed undisbursed loans cash flows	(2,188)	(4,871)
Liquidity surplus (+) / deficit (-)	23,110	13,116
Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	33,871	42,178
Financial liabilities, cash flow	(32,745)	(35,270)
Committed undisbursed loans cash flows	(1,043)	(860)
Liquidity surplus (+) / deficit (-)	83	6,048
Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	61,504	71,370
Financial liabilities, cash flow	(58,018)	(109,730)
Committed undisbursed loans cash flows	(15,063)	(26,663)
Liquidity surplus (+) / deficit (-)	(11,577)	(65,023)
Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	124,709	118,505
Financial liabilities, cash flow	(161,819)	(125,148)
Committed undisbursed loans cash flows	(19,071)	(16,224)
Liquidity surplus (+) / deficit (-)	(56,181)	(22,867)
Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	58,045	63,167
Financial liabilities, cash flow	(56,245)	(42,058)
Committed undisbursed loans cash flows	(2,843)	201
Liquidity surplus (+) / deficit (-)	(1,043)	21,310
More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	86,896	78,009
Financial liabilities, cash flow	(57,920)	(48,508)
Committed undisbursed loans cash flows	40,208	48,415
Liquidity surplus (+) / deficit (-)	69,184	77,916
Not later than 3 months / 90 days | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	23,193	19,164
Within 1 year | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	11,616	(45,859)
Not later than three years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(44,565)	(68,726)
Not later than five years | Liquidity risk
Risk information
Liquidity surplus (+) / deficit (-)	(45,608)	(47,416)
Borrowing from credit institutions
Risk information
Financial liabilities	(3,628)	(7,153)
Borrowing from credit institutions | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,628)	(7,153)
Financial liabilities, discounting effect		0
Financial liabilities	(3,628)	(7,153)
Borrowing from credit institutions | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,628)	(7,153)
Debt securities issued
Risk information
Financial liabilities	(314,108)	(319,117)
Debt securities issued | Liquidity risk
Risk information
Financial liabilities, cash flow	(361,249)	(363,599)
Financial liabilities, discounting effect	47,141	44,482
Financial liabilities	(314,108)	(319,117)
Debt securities issued | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(4,381)	(12,894)
Debt securities issued | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(30,826)	(31,803)
Debt securities issued | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(54,853)	(105,290)
Debt securities issued | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(159,014)	(121,741)
Debt securities issued | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(55,627)	(42,690)
Debt securities issued | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(56,548)	(49,181)
Derivatives
Risk information
Financial liabilities	(12,637)	(13,187)
Derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(11,422)	(11,407)
Financial liabilities, discounting effect	(1,215)	(1,780)
Financial liabilities	(12,637)	(13,187)
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,543)	(1,398)
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,919)	(3,467)
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,165)	(4,440)
Derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(2,805)	(3,407)
Derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(618)	632
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,372)	673
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,432)	(13,177)
Financial liabilities, discounting effect	264	943
Financial liabilities	(3,168)	(12,234)
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(37)	(426)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(250)	(967)
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,014)	(5,642)
Derivatives | Hedging instrument | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(1,125)	(5,083)
Derivatives | Hedging instrument | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(189)	(546)
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(817)	(513)
of which cash inflow in currency derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	94,666	61,596
of which cash inflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	8,391	881
of which cash inflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	12,358	10,948
of which cash inflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	39,175	15,660
of which cash inflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	29,220	25,532
of which cash inflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	3,285	4,782
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	2,237	3,793
of which cash outflow in currency derivatives | Liquidity risk
Risk information
Financial liabilities, cash flow	(103,442)	(70,048)
of which cash outflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial liabilities, cash flow	(9,283)	(1,064)
of which cash outflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial liabilities, cash flow	(13,803)	(13,306)
of which cash outflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial liabilities, cash flow	(42,143)	(17,293)
of which cash outflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial liabilities, cash flow	(31,770)	(28,734)
of which cash outflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial liabilities, cash flow	(3,577)	(5,069)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial liabilities, cash flow	(2,866)	(4,582)
Cash and cash equivalents
Risk information
Total financial assets	3,482	4,060
Cash and cash equivalents | Liquidity risk
Risk information
Financial assets, cash flow	3,483	4,053
Financial assets, discounting effect	(1)	7
Total financial assets	3,482	4,060
Cash and cash equivalents | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	3,483	4,053
Treasuries/government bonds
Risk information
Total financial assets	11,525	15,048
Treasuries/government bonds | Liquidity risk
Risk information
Financial assets, cash flow	11,641	15,121
Financial assets, discounting effect	(116)	(73)
Total financial assets	11,525	15,048
Treasuries/government bonds | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow		4,149
Treasuries/government bonds | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	9,364	8,749
Treasuries/government bonds | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	2,277	2,223
Other interest-bearing securities except loans
Risk information
Total financial assets	41,561	57,144
Other interest-bearing securities except loans | Liquidity risk
Risk information
Financial assets, cash flow	42,538	58,165
Financial assets, discounting effect	(977)	(1,021)
Total financial assets	41,561	57,144
Other interest-bearing securities except loans | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	11,646	12,983
Other interest-bearing securities except loans | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	12,476	17,791
Other interest-bearing securities except loans | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	7,826	19,706
Other interest-bearing securities except loans | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	10,590	7,685
Loans in the form of interest-bearing securities
Risk information
Total financial assets	51,227	54,257
Loans in the form of interest-bearing securities | Liquidity risk
Risk information
Financial assets, cash flow	60,349	64,782
Financial assets, discounting effect	(9,122)	(10,525)
Total financial assets	51,227	54,257
Loans in the form of interest-bearing securities | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	309	368
Loans in the form of interest-bearing securities | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	2,003	317
Loans in the form of interest-bearing securities | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	7,822	9,257
Loans in the form of interest-bearing securities | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	22,951	22,498
Loans in the form of interest-bearing securities | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	10,926	14,449
Loans in the form of interest-bearing securities | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	16,338	17,893
Loans to credit institutions
Risk information
Total financial assets	19,009	22,145
Loans to credit institutions | Liquidity risk
Risk information
Financial assets, cash flow	20,643	23,224
Financial assets, discounting effect	(1,634)	(1,079)
Total financial assets	19,009	22,145
Loans to credit institutions | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	11,681	10,824
Loans to credit institutions | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	135	271
Loans to credit institutions | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	1,717	2,485
Loans to credit institutions | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	1,777	2,389
Loans to credit institutions | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	944	1,970
Loans to credit institutions | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	4,389	5,285
Loans to the public
Risk information
Total financial assets	224,165	207,737
Loans to the public | Liquidity risk
Risk information
Financial assets, cash flow	253,235	235,283
Financial assets, discounting effect	(29,070)	(27,546)
Total financial assets	224,165	207,737
Loans to the public | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	7,672	6,020
Loans to the public | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	9,948	12,350
Loans to the public | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	42,957	34,214
Loans to the public | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	86,141	84,867
Loans to the public | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	43,403	45,683
Loans to the public | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	63,114	52,149
Derivatives
Risk information
Total financial assets	6,432	10,304
Derivatives | Liquidity risk
Risk information
Financial assets, cash flow	7,986	12,033
Financial assets, discounting effect	(1,554)	(1,729)
Total financial assets	6,432	10,304
Derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	59	1,035
Derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	(55)	2,700
Derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	(1,095)	3,485
Derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	3,250	1,066
Derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	2,772	1,065
Derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	3,055	2,682
Derivatives | Hedging instrument | Liquidity risk
Risk information
Financial assets, cash flow	1,503	2,117
Financial assets, discounting effect	(697)	(531)
Total financial assets	806	1,586
Derivatives | Hedging instrument | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(103)	(16)
Derivatives | Hedging instrument | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	(624)	59
Derivatives | Hedging instrument | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	(3,007)	130
Derivatives | Hedging instrument | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	1,495	257
Derivatives | Hedging instrument | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	1,711	608
Derivatives | Hedging instrument | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	2,031	1,079
of which cash inflow in currency derivatives | Liquidity risk
Risk information
Financial assets, cash flow	37,421	93,915
of which cash inflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	364	5,461
of which cash inflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	5,406	17,826
of which cash inflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	2,927	43,773
of which cash inflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	8,798	14,767
of which cash inflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	10,098	6,076
of which cash inflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	9,828	6,012
of which cash outflow in currency derivatives | Liquidity risk
Risk information
Financial assets, cash flow	(34,713)	(85,257)
of which cash outflow in currency derivatives | Not later than one month | Liquidity risk
Risk information
Financial assets, cash flow	(344)	(4,544)
of which cash outflow in currency derivatives | Later than one month and not later than three months | Liquidity risk
Risk information
Financial assets, cash flow	(5,363)	(15,538)
of which cash outflow in currency derivatives | Later than three months and not later than one year | Liquidity risk
Risk information
Financial assets, cash flow	(2,885)	(40,380)
of which cash outflow in currency derivatives | Later than one year and not later than three years | Liquidity risk
Risk information
Financial assets, cash flow	(8,151)	(14,257)
of which cash outflow in currency derivatives | Later than three years and not later than five years | Liquidity risk
Risk information
Financial assets, cash flow	(8,970)	(5,250)
of which cash outflow in currency derivatives | More than 5 years | Liquidity risk
Risk information
Financial assets, cash flow	kr (9,000)	kr (5,288)